Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating revenues:
Loss of hire insurance recoveries		$ 758,000	$ 11,450,000
Other income		341,000	373,000	$ 641,000
Total revenues		268,585,000	281,129,000	279,222,000
Operating expenses:
Vessel operating expenses		86,032,000	72,114,000	61,005,000
Voyage expenses and commission		2,814,000
Depreciation		107,419,000	99,559,000	89,743,000
Impairment			29,421,000
General and administrative expenses		6,098,000	6,461,000	5,392,000
Total operating expenses		202,363,000	207,555,000	156,140,000
Operating income		66,222,000	73,574,000	123,082,000
Finance income (expense):
Interest income		822,000	2,000	125,000
Interest expense		(42,604,000)	(28,065,000)	(31,645,000)
Other finance expense		(628,000)	(1,011,000)	(705,000)
Realized and unrealized gain (loss) on derivative instruments		35,510,000	9,960,000	(25,679,000)
Net gain (loss) on foreign currency transactions		220,000	(96,000)	57,000
Total finance expense		(6,680,000)	(19,210,000)	(57,847,000)
Income before income taxes		59,542,000	54,364,000	65,235,000
Income tax benefit		(875,000)	(488,000)	(10,000)
Net income	[1]	58,667,000	53,876,000	65,225,000
Series A Preferred unitholders' interest in net income		6,800,000	6,900,000	7,200,000
General Partner's interest in net income		951,000	862,000	1,072,000
Limited Partners' interest in net income		$ 50,916,000	$ 46,114,000	$ 56,953,000
Earnings per unit (Basic):
General Partner unit (basic & diluted)		$ 1.48	$ 1.38	$ 1.74
Earnings per unit (Diluted):
General Partner unit (basic & diluted)		1.48	1.38	1.74
Common unit
Earnings per unit (Basic):
Common unit (basic)		1.48	1.38	1.74
Earnings per unit (Diluted):
Common unit (diluted)		1.48	1.38	$ 1.74
Class B unit
Earnings per unit (Basic):
Common unit (basic)		1.48	2.62
Earnings per unit (Diluted):
Common unit (diluted)		$ 1.48	$ 2.62
Time charter and bareboat revenues
Operating revenues:
Revenue from contract with customers		$ 262,797,000	$ 269,306,000	$ 278,581,000
Voyage revenues
Operating revenues:
Revenue from contract with customers		$ 4,689,000

[1]	Included in net income is interest paid amounting to $37.3 million, $25.1 million and $31.0 million for the years ended December 31, 2022, 2021 and 2020, respectively.